Investment Objectives and Goals - AAM Todd International Intrinsic Value ETF	Jul. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AAM TODD INTERNATIONAL INTRINSIC VALUE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AAM Todd International Intrinsic Value ETF (the “Fund”) seeks to provide total return primarily through capital appreciation.